INTEREST AND OTHER INCOME	12 Months Ended
Dec. 26, 2014
Other Income, Nonoperating [Abstract]
INTEREST AND OTHER INCOME
INTEREST AND OTHER INCOME

Interest and other income consisted of the following during 2014, 2013 and 2012 (in thousands):

	Successor			Predecessor
	For the fiscal year ended December 26, 2014	For the fiscal year ended December 27, 2013	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
Interest income	$79	$45	$15	$18
Other income	904	1,535	578	1,481
Interest and other income	$983	$1,580	$593	$1,499